Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 97,842,539	$ 13,991,297	¥ 112,434,512	¥ 60,026,544
Net income attributable to ordinary shareholders	97,842,539	13,991,297	112,434,512	60,026,544
Dilution effect arising from convertible bonds	0	0		43,987
Net income attributable to ordinary shareholders - diluted	¥ 97,842,539	$ 13,991,297	¥ 112,434,512	¥ 60,070,531
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding - basic	5,590,930	5,590,930	5,536,049	5,416,106
Adjustments for dilutive RSUs and share options	338,646	338,646	364,270	387,224
Conversion of convertible bonds to Class A ordinary shares	0	0	16,273	36,300
Weighted-average number of ordinary shares outstanding - diluted	5,929,576	5,929,576	5,916,592	5,839,630
Earnings per share - basic | (per share)	¥ 17.5	$ 2.5	¥ 20.31	¥ 11.08
Earnings per share - diluted | (per share)	¥ 16.5	$ 2.36	¥ 19	¥ 10.29
Shares issued to depository bank (in shares)	667,455,720	667,455,720
Consideration received for the issuance | ¥	¥ 0		¥ 0	¥ 0
Shares settled	588,978,024	588,978,024
Escrow Shares Settled	78,477,696	78,477,696
Common share
Denominator (in thousands of shares):
Shares issued to depository bank (in shares)	125,000,000	125,000,000	56,500,000	212,500,000